Accounts payable	Dec. 31, 2025
Titan Holdings Corp [Member]
Restructuring Cost and Reserve [Line Items]
Accounts payable	Note 4 — Accounts payable During the period from December 30, 2025 (inception) to December 31, 2025, the Company incurred incorporation formation costs amounting to $6,576.